COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve	$ 29,298,000	$ 37,270,000	$ 5,419,000
Transfers in from payment plan receivables	1,469,000	8,874,000	77,457,000
Reserves established and charge-offs recorded to expense	(1,629,000)	(11,048,000)	(18,633,000)
Transferred to (from) contingency reserves	(108,000)	(1,015,000)	(11,110,000)
Cash received	(7,413,000)	(1,613,000)	(15,863,000)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	(3,168,000)	(3,170,000)	0
Balance at end of year, net of reserve	18,449,000	29,298,000	37,270,000
Reserve at end of year	2,000,000	32,450,000	24,600,000
Vehicle service contract counterparty reserve [Roll Forward]
Balance at beginning of year	32,570,000	25,735,000	22,100,000
Additions charged to expense	1,629,000	11,048,000	18,633,000
Charge-offs	(32,187,000)	(4,213,000)	(14,998,000)
Balance at end of year	2,012,000	32,570,000	25,735,000
Reserves recorded in VSC counterparty receivables, net	2,000,000	32,450,000	24,600,000
Reserves recorded in other liabilities	12,000	120,000	1,135,000
Total at end of year	2,012,000	32,570,000	25,735,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Maximum range of reasonably possible loss	400,000
Accounts Receivables Due to Mepco [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract, minimum	12 months
Installment payments period for service contract, maximum	24 months
Aggregate amount of counterparty obligations	18,400,000	29,300,000
VSC counterparty contingency expense	1,600,000	11,000,000	18,600,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	144,890,000	139,183,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	$ 4,568,000	$ 11,188,000
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	2.50%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	6.30%